SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 2,781,577	$ 1,674,531	$ 1,073,527
Valuation allowance	(3,023,758)	(1,674,531)	(1,073,527)
Total
Accrued payroll	203,771
Stock-based compensation	60,321
Depreciation and amortization	$ (21,911)